Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, plant and equipment
11.	Property, plant and equipment

Cost	Balance as at 1 January 2017	Additions	Disposals	Transfers	Impairment expenses/ (reversals)	Effects of movements in exchange rates	Transfer from investment property	Balance as at 31 December 2017
Network infrastructure (All operational)	13,897,308	574,301	(1,009,922)	1,907,022	—	111,419	—	15,480,128
Land and buildings	519,702	162,206	(1,340)	39,130	—	1,766	64,594	786,058
Equipment, fixtures and fittings	617,732	117,087	(10,854)	2,209	—	2,028	—	728,202
Motor vehicles	34,136	4,415	(1,719)	—	—	384	—	37,216
Leasehold improvements	311,761	7,400	(5,041)	486	—	261	—	314,867
Construction in progress	566,523	2,063,329	—	(1,949,000)	(14,535)	5,977	—	672,294

Total	15,947,162	2,928,738	(1,028,876)	(153)	(14,535)	121,835	64,594	18,018,765

Accumulated depreciation
Network infrastructure (All operational)	6,843,580	1,353,419	(990,719)	—	23,589	96,690	—	7,326,559
Land and buildings	159,351	26,295	(221)	—	1,482	645	22,366	209,918
Equipment, fixtures and fittings	497,606	48,393	(8,202)	—	115	1,915	—	539,827
Motor vehicles	30,252	2,276	(1,642)	—	—	420	—	31,306
Leasehold improvements	220,668	29,138	(4,417)	—	—	358	—	245,747

Total	7,751,457	1,459,521	(1,005,201)	—	25,186	100,028	22,366	8,353,357

Net book amount	8,195,705	1,469,217	(23,675)	(153)	(39,721)	21,807	42,228	9,665,408

Depreciation expenses for the years ended 31 December 2017, 2016 and 2015 amounting to TL 1,499,242, TL 1,278,009 and TL 1,112,039, respectively include impairment losses and are recognized in cost of revenue.

Impairment losses on property, plant and equipment for the years ended 31 December 2017, 2016 and 2015 are TL 39,721, TL 43,198 and TL 18,567, respectively and are recognized in depreciation expenses.

Capitalization rates and amounts other than borrowings made specifically for the purpose of acquiring a qualifying asset are 10.0%, 9.9% and 9.7%, TL 66,513 and TL 76,899 and TL 75,315 for the years ended 31 December 2017, 2016 and 2015 respectively.

Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments.

The network infrastructure mainly consists of mobile and fixed network infrastructure investments.

Cost	Balance as at 1 January 2016	Additions	Disposals	Transfers	Impairment expenses/ (reversals)	Effects of movements in exchange rates	Balance as at 31 December 2016
Network infrastructure (all operational)	11,302,326	615,041	(518,827)	2,312,011	—	186,757	13,897,308
Land and buildings	389,366	26,603	(32)	102,311	—	1,454	519,702
Equipment, fixtures and fittings	586,463	37,545	(19,291)	10,079	—	2,936	617,732
Motor vehicles	33,676	2,710	(2,946)	71	—	625	34,136
Leasehold improvements	306,176	5,663	(374)	—	—	296	311,761
Construction in progress	1,005,358	1,979,449	(454)	(2,426,303)	—	8,473	566,523

Total	13,623,365	2,667,011	(541,924)	(1,831)	—	200,541	15,947,162

Accumulated depreciation
Network infrastructure (all operational)	5,976,699	1,139,343	(501,719)	—	42,682	186,575	6,843,580
Buildings	140,627	17,395	—	—	488	841	159,351
Equipment, fixtures and fittings	462,618	47,001	(15,229)	—	28	3,188	497,606
Motor vehicles	29,704	2,723	(2,926)	—	—	751	30,252
Leasehold improvements	192,223	28,349	(374)	—	—	470	220,668

Total	6,801,871	1,234,811	(520,248)	—	43,198	191,825	7,751,457

Net book amount	6,821,494	1,432,200	(21,676)	(1,831)	(43,198)	8,716	8,195,705

Leased assets

The Group leases equipment and intangible assets under a number of finance lease agreements. As of 31 December 2017, The Group did not acquire any property, plant and equipment and intangibles assets without cash outflows through beneficial price option to purchase the equipment and intangible assets (31 December 2016: 36,322 TL).

As at 31 December 2017, net book amount of fixed assets acquired under finance leases amounted to TL 170,249 (31 December 2016: TL 89,425).